Financial and capital risk management - Sensitivity Analysis - Exposure to Interest Rates (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Jun. 30, 2023 BRL (R$)
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	R$ 160,627
Expense on profit or loss, Scenario 2	190,838
Expense on profit or loss, Scenario 3	R$ 221,049
CDI rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current Index	12.65%
Expense on profit or loss, Scenario 1	R$ 149,124
Expense on profit or loss, Scenario 2	177,153
Expense on profit or loss, Scenario 3	R$ 205,183
IBR Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current Index	12.75%
Expense on profit or loss, Scenario 1	R$ 11,503
Expense on profit or loss, Scenario 2	13,685
Expense on profit or loss, Scenario 3	R$ 15,866